SCHEDULE OF CHANGE IN LOSS PER SHARE AND WEIGHTED AVERAGE SHARES (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026 [1]	Mar. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2024
Loss attributable to common shareholders		$ (1,557,171)			$ (6,198,161)
Weighted average shares used to compute basic EPS	3,115,063	1,521,801	[1]	1,960,377	1,269,152	[2]
Weighted average shares used to compute diluted EPS	3,115,063	1,521,801	[1]	1,960,377	1,269,152	[2]
Loss from contuining operations per share of common stock, basic	$ (0.80)	$ (1.02)	[1]	$ (4.44)	$ (4.89)	[2]
Loss from contuining operations per share of common stock, diluted	(0.80)	(1.02)	[1]	(4.44)	(4.89)	[2]
Income from discontinued operations per share - basic		0.00
Income from discontinued operations per share - diluted		0.00
Loss per share - basic	(0.80)	(1.02)	[1]	(4.44)	(4.88)	[2]
Loss per share - diluted	(0.80)	(1.02)	[1]	(4.44)	(4.88)	[2]
Income from discontinued operations per share of common stock, basic	0.00	0.00	[1]	0.00	0.00	[2]
Income from discontinued operations per share of common stock, diluted	$ 0.00	$ 0.00	[1]	$ 0.00	$ 0.00	[2]
Previously Reported [Member]
Loss attributable to common shareholders		$ (1,557,171)			$ (6,198,161)
Weighted average shares used to compute basic EPS		7,609,003,782			6,345,758,683
Weighted average shares used to compute diluted EPS		7,609,003,782			6,345,758,683
Loss from contuining operations per share of common stock, basic		$ (0.00)			$ (0.00)
Loss from contuining operations per share of common stock, diluted		(0.00)			(0.00)
Income from discontinued operations per share - basic		0.00
Income from discontinued operations per share - diluted		0.00
Loss per share - basic		(0.00)			(0.00)
Loss per share - diluted		$ (0.00)			(0.00)
Income from discontinued operations per share of common stock, basic					0.00
Income from discontinued operations per share of common stock, diluted					$ 0.00
Revision of Prior Period, Reclassification, Adjustment [Member]
Loss attributable to common shareholders
Weighted average shares used to compute basic EPS		(7,607,481,981)			(6,344,489,531)
Weighted average shares used to compute diluted EPS		(7,607,481,981)			(6,344,489,531)
Loss from contuining operations per share of common stock, basic		$ (1.02)			$ (4.89)
Loss from contuining operations per share of common stock, diluted		(1.02)			(4.89)
Income from discontinued operations per share - basic
Income from discontinued operations per share - diluted
Loss per share - basic		(1.02)			(4.88)
Loss per share - diluted		$ (1.02)			(4.88)
Income from discontinued operations per share of common stock, basic
Income from discontinued operations per share of common stock, diluted

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.